Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	J.P. Morgan Exchange-Traded Fund Trust
Prospectus Date	rr_ProspectusDate	Jul. 01, 2018
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Disciplined High Yield ETF
(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated June 13, 2019
to the Summary Prospectus, Prospectus
and Statement of Additional Information
dated July 1, 2018, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN
NAME, INVESTMENT STRATEGIES AND EXPENSE CAP

At its June 2019 meeting, the Board of Trustees of the J.P. Morgan Exchange-Traded Fund Trust (the “Board”) approved changes to the JPMorgan Disciplined High Yield ETF (the “Fund”) including changing: (i) the name of the Fund; (ii) the Fund’s investment strategies; and (iii) the Fund’s broad-based securities market index. The Fund’s adviser and/or its affiliates has also agreed to decrease the Fund’s expense cap from 0.40% to 0.24%, as described below.

These changes will become effective on or about September 9, 2019 (the “Effective Date”). On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for the Fund (the “Existing Prospectus”). You should refer to the New Prospectus for the Fund, when available. Please note that the New Prospectus reflecting the changes for the Fund is not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date. The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date (please refer to the New Prospectus, once available, for a more complete discussion of the Fund’s strategies and risks after the Effective Date):

On the Effective Date, the Fund will begin to implement its new investment strategy as described below (the “New Strategy”). The Fund will sell a large portion of its existing investments as it migrates to the New Strategy. It is currently anticipated that in connection with the change in the Fund’s investment strategy, the Fund will hold a larger portion of its assets in CCC-rated securities and in securities issued by private companies. These changes may increase certain risks of investing in the Fund. The Fund anticipates implementing the New Strategy within one month of the Effective Date under normal market conditions.

Name Change

On the Effective Date, the Fund’s name will change to the JPMorgan High Yield Research Enhanced ETF.

Changes to Main Investment Strategies

On the Effective Date, the Fund will adopt a credit research enhanced investment strategy that uses systematic security selection and sector allocation in order to seek to outperform the Fund’s broad-based securities market benchmark over time. On the Effective Date, the information in the “What are the Fund’s main investment strategies?” section in the Summary Prospectus and Prospectus will hereby be replaced by the following:
The Fund is actively managed and invests primarily in high yield, high risk debt securities. As part of its main investment strategy, the Fund may invest in debt obligations structured as bonds and other debt securities issued by corporate and non-corporate issuers, private placements, other unregistered securities, convertible securities, debt and convertible securities of Real Estate Investment Trusts (REITs), preferred stock, variable and floating rate instruments, and zero coupon, pay-in-kind and deferred payment securities. Issuers may be domestic or foreign, but the Fund only will invest in U.S. dollar denominated investments.

Under normal circumstances, the Fund invests at least 80% of its Assets in high yield securities. For purposes of this policy a “high yield security” means the security, at the time of purchase, is rated below investment grade or unrated if the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes it to be of comparable quality to securities that are rated below investment grade. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change to this policy.

In implementing its strategy and seeking to achieve its investment objective, the Fund constructs a portfolio of holdings that seeks to outperform the Bloomberg Barclays U.S. Corporate High Yield – 2% Issuer Capped Index (the benchmark) over time while generally maintaining similar risk characteristics.

The Fund may invest up to 100% of its total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Such securities may include “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings of securities of issuers operating in troubled industries.

The Fund mainly invests in securities included within the universe of the benchmark, however, the Fund may also invest in securities not included within the benchmark or securities or instruments with similar economic characteristics.

Under normal circumstances, the Fund targets a similar duration to the benchmark, but is not required to maintain a specific duration and may invest in securities of any maturity or duration.

Investment Process: In managing the Fund, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and issuer and individual security selection in constructing the Fund’s portfolio. In-depth, fundamental research into issuers and individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each sector group according to what it believes to be their relative value.

The adviser will ordinarily overweight issuers, securities and sectors that it deems to be attractive and underweight or not invest in those issuers, securities and sectors that it believes are unattractive. The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.
Corresponding changes will also be made to the “More About the Fund” section.

Transition Risk

As the Fund transitions to the New Strategy, the Fund will sell a large portion of its existing investments. In order to implement the New Strategy within one month of the Effective Date under normal market conditions, the Fund may liquidate investments at a less favorable price and on less favorable terms than it would if the Fund were able to retain such investments for a longer period of time. The risk of loss increases in times of overall market turmoil or declining prices. In addition, the Fund will incur transaction costs associated with the transition to the New Strategy, which will be borne by the Fund and its shareholders.

Change in Broad Based Securities Index

On the Effective Date, the Fund’s broad based securities index will change from the ICE BofAML US High Yield Index to the Bloomberg Barclays U.S. Corporate High Yield – 2% Issuer Capped Index to better reflect the Fund’s New Strategy. Corresponding changes will be made to the Fund’s prospectus.

Expense Cap Changes

Effective September 9, 2019, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.24% of the average daily net assets of the Fund. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such money market funds. These waivers are in effect through 6/30/22, at which time the adviser and/or its affiliates will determine whether to renew or revise them. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS,
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

JPMorgan Disciplined High Yield ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN EXCHANGE-TRADED FUNDS

JPMorgan Disciplined High Yield ETF
(a series of J.P. Morgan Exchange-Traded Fund Trust)

Supplement dated June 13, 2019
to the Summary Prospectus, Prospectus
and Statement of Additional Information
dated July 1, 2018, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN
NAME, INVESTMENT STRATEGIES AND EXPENSE CAP

At its June 2019 meeting, the Board of Trustees of the J.P. Morgan Exchange-Traded Fund Trust (the “Board”) approved changes to the JPMorgan Disciplined High Yield ETF (the “Fund”) including changing: (i) the name of the Fund; (ii) the Fund’s investment strategies; and (iii) the Fund’s broad-based securities market index. The Fund’s adviser and/or its affiliates has also agreed to decrease the Fund’s expense cap from 0.40% to 0.24%, as described below.

These changes will become effective on or about September 9, 2019 (the “Effective Date”). On the Effective Date, a new prospectus (the “New Prospectus”) will replace the existing prospectus for the Fund (the “Existing Prospectus”). You should refer to the New Prospectus for the Fund, when available. Please note that the New Prospectus reflecting the changes for the Fund is not yet effective and that the information in this supplement may be changed at any time prior to the Effective Date. The following is a brief summary of some of the changes that are anticipated to take effect on or after the Effective Date (please refer to the New Prospectus, once available, for a more complete discussion of the Fund’s strategies and risks after the Effective Date):

On the Effective Date, the Fund will begin to implement its new investment strategy as described below (the “New Strategy”). The Fund will sell a large portion of its existing investments as it migrates to the New Strategy. It is currently anticipated that in connection with the change in the Fund’s investment strategy, the Fund will hold a larger portion of its assets in CCC-rated securities and in securities issued by private companies. These changes may increase certain risks of investing in the Fund. The Fund anticipates implementing the New Strategy within one month of the Effective Date under normal market conditions.

Name Change

On the Effective Date, the Fund’s name will change to the JPMorgan High Yield Research Enhanced ETF.

Changes to Main Investment Strategies

On the Effective Date, the Fund will adopt a credit research enhanced investment strategy that uses systematic security selection and sector allocation in order to seek to outperform the Fund’s broad-based securities market benchmark over time. On the Effective Date, the information in the “What are the Fund’s main investment strategies?” section in the Summary Prospectus and Prospectus will hereby be replaced by the following:
The Fund is actively managed and invests primarily in high yield, high risk debt securities. As part of its main investment strategy, the Fund may invest in debt obligations structured as bonds and other debt securities issued by corporate and non-corporate issuers, private placements, other unregistered securities, convertible securities, debt and convertible securities of Real Estate Investment Trusts (REITs), preferred stock, variable and floating rate instruments, and zero coupon, pay-in-kind and deferred payment securities. Issuers may be domestic or foreign, but the Fund only will invest in U.S. dollar denominated investments.

Under normal circumstances, the Fund invests at least 80% of its Assets in high yield securities. For purposes of this policy a “high yield security” means the security, at the time of purchase, is rated below investment grade or unrated if the Fund’s adviser, J.P. Morgan Investment Management Inc. (JPMIM or the adviser) believes it to be of comparable quality to securities that are rated below investment grade. For purposes of this policy, “Assets” means net assets plus the amount of borrowings for investment purposes. The Fund will provide shareholders with at least 60 days prior notice of any change to this policy.

In implementing its strategy and seeking to achieve its investment objective, the Fund constructs a portfolio of holdings that seeks to outperform the Bloomberg Barclays U.S. Corporate High Yield – 2% Issuer Capped Index (the benchmark) over time while generally maintaining similar risk characteristics.

The Fund may invest up to 100% of its total assets in below investment grade or unrated securities. Such securities are also known as “junk bonds,” “high yield bonds” and “non-investment grade bonds.” Such securities may include “distressed debt”. Distressed debt includes securities of issuers experiencing financial or operating difficulties, securities where the issuer has defaulted in the payment of interest or principal or in the performance of its covenants or agreements, securities of issuers that may be involved in bankruptcy proceedings, reorganizations or financial restructurings of securities of issuers operating in troubled industries.

The Fund mainly invests in securities included within the universe of the benchmark, however, the Fund may also invest in securities not included within the benchmark or securities or instruments with similar economic characteristics.

Under normal circumstances, the Fund targets a similar duration to the benchmark, but is not required to maintain a specific duration and may invest in securities of any maturity or duration.

Investment Process: In managing the Fund, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, risk management techniques and issuer and individual security selection in constructing the Fund’s portfolio. In-depth, fundamental research into issuers and individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each sector group according to what it believes to be their relative value.

The adviser will ordinarily overweight issuers, securities and sectors that it deems to be attractive and underweight or not invest in those issuers, securities and sectors that it believes are unattractive. The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.
Corresponding changes will also be made to the “More About the Fund” section.

Transition Risk

As the Fund transitions to the New Strategy, the Fund will sell a large portion of its existing investments. In order to implement the New Strategy within one month of the Effective Date under normal market conditions, the Fund may liquidate investments at a less favorable price and on less favorable terms than it would if the Fund were able to retain such investments for a longer period of time. The risk of loss increases in times of overall market turmoil or declining prices. In addition, the Fund will incur transaction costs associated with the transition to the New Strategy, which will be borne by the Fund and its shareholders.

Change in Broad Based Securities Index

On the Effective Date, the Fund’s broad based securities index will change from the ICE BofAML US High Yield Index to the Bloomberg Barclays U.S. Corporate High Yield – 2% Issuer Capped Index to better reflect the Fund’s New Strategy. Corresponding changes will be made to the Fund’s prospectus.

Expense Cap Changes

Effective September 9, 2019, the Fund’s adviser and/or its affiliates will contractually agree to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation and extraordinary expenses) exceed 0.24% of the average daily net assets of the Fund. The Fund may invest in one or more money market funds advised by the adviser or its affiliates (affiliated money market funds). The Fund’s adviser has contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the fees and expenses of the affiliated money market funds incurred by the Fund because of the Fund’s investment in such money market funds. These waivers are in effect through 6/30/22, at which time the adviser and/or its affiliates will determine whether to renew or revise them. To the extent that the Fund engages in securities lending, affiliated money market fund fees and expenses resulting from the Fund’s investment of cash received from securities lending borrowers are not included in Total Annual Fund Operating Expenses and therefore, the above waivers do not apply to such investments.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY PROSPECTUS,
PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE